Goodwill and Other Intangible Assets (Changes In The Carrying Amounts Of Goodwill) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Net goodwill, beginning of period		$ 1,406,300,000	$ 833,800,000
Additions for current year acquisitions			566,300,000
Adjustments to prior year acquisitions		600,000	1,100,000
Reductions for sale of business		(2,500,000)
Goodwill impairment	$ (25,000,000)	(25,400,000)	0	$ 0
Foreign currency translation adjustment/other		9,800,000	5,100,000
Gross goodwill		1,736,900,000
Accumulated impairment losses		(348,100,000)
Net goodwill, end of period		1,388,800,000	1,406,300,000	833,800,000
Bedding Products
Goodwill [Roll Forward]
Net goodwill, beginning of period		855,900,000	294,500,000
Additions for current year acquisitions			558,400,000
Adjustments to prior year acquisitions		0	900,000
Reductions for sale of business		(2,500,000)
Goodwill impairment		0
Foreign currency translation adjustment/other		3,500,000	2,100,000
Gross goodwill		862,300,000
Accumulated impairment losses		(5,400,000)
Net goodwill, end of period		856,900,000	855,900,000	294,500,000
Specialized Products
Goodwill [Roll Forward]
Net goodwill, beginning of period		208,800,000	206,500,000
Additions for current year acquisitions			0
Adjustments to prior year acquisitions		0	200,000
Reductions for sale of business		0
Goodwill impairment		(25,400,000)
Foreign currency translation adjustment/other		3,600,000	2,100,000
Gross goodwill		279,100,000
Accumulated impairment losses		(92,100,000)
Net goodwill, end of period		187,000,000.0	208,800,000	206,500,000
Furniture, Flooring & Textile Products
Goodwill [Roll Forward]
Net goodwill, beginning of period		341,600,000	332,800,000
Additions for current year acquisitions			7,900,000
Adjustments to prior year acquisitions		600,000	0
Reductions for sale of business		0
Goodwill impairment		0
Foreign currency translation adjustment/other		2,700,000	900,000
Gross goodwill		595,500,000
Accumulated impairment losses		(250,600,000)
Net goodwill, end of period		$ 344,900,000	$ 341,600,000	$ 332,800,000